Balance Sheets (USD $)	Jul. 31, 2013	Jul. 31, 2012	Jul. 31, 2011
Current assets:
Cash	$ 42,474	$ 5,008	$ 98
Prepaid expenses			1,325
Total current assets	42,474	5,008	1,423
Total assets	42,474	5,008	1,423
Current liabilities:
Notes payable	911,186	911,186	840,824
Loans from related parties	30,037	58,179	35,511
Accounts payable and accrued expenses	222,521	172,568	202,068
Accounts payable and accrued expenses, related parties	5,000	403,362	301,822
Total current liabilities	1,168,744	1,545,295	1,380,225
Total liabilities	1,168,744	1,545,295	1,380,225
Stockholders equity (deficit)
Common stock, Class A voting shares, no par value, unlimited authorized, 183,825, 183,825 and 220,000 shares issued and outstanding, July 31, 2012, 2011 and 2010, respectively, as restated for reverse stock split	779,703	147,297	147,297
Additional paid in capital	3,000,856	2,999,628	2,999,628
Deficit accumulated during the development stage	(4,906,829)	(4,687,212)	(4,525,727)
Total stockholders equity	(1,126,270)	(1,540,287)	(1,378,802)
Total liabilities and stockholders equity	$ 42,474	$ 5,008	$ 1,423